Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenues by types of service

	Millions of yen
	Year ended March 31
	2024	2025	2026
Commissions	¥364,095	¥407,011	¥455,289
Fees from investment banking	173,265	212,234	200,548
Asset management and portfolio service fees	310,154	378,196	468,600
Other revenue	48,971	71,221	79,735

Total	¥896,485	¥1,068,662	¥1,204,172

Schedule of Disaggregation of Brokerage Commissions Revenue
Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Wealth Management Division, and to a lesser extent, the Wholesale Division. In addition, part of this revenue is included in the newly established Banking Division as of April 1, 2025. The following table shows a breakdown of
Commissions
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Brokerage commissions	¥242,687	¥264,512	¥295,192
Commissions for distribution of investment trust	56,241	66,108	66,345
Other commissions	65,167	76,391	93,752

Total	¥364,095	¥407,011	¥455,289

Schedule of Disaggregation of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Equity underwriting and distribution fees	¥45,478	¥52,930	¥40,997
Debt underwriting and distribution fees	27,456	48,383	47,014
Financial advisory fees	61,560	78,674	83,031
Other fees	38,771	32,247	29,506

Total	¥173,265	¥212,234	¥200,548

Schedule of Disaggregation of Asset Management Fees and Custody Fee	The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Asset management fees	¥193,468	¥235,893	¥311,710
Administration fees	88,201	109,092	120,570
Custodial fees	28,485	33,211	36,320

Total	¥310,154	¥378,196	¥468,600

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606 as of March 31, 2025 and 2026. The balances of contract assets as of March 31, 2025 and 2026 were not significant.

	Millions of yen
	March 31
	2025	2026
Customer contract receivables	¥114,158	¥143,413
Contract liabilities (1)	5,276	6,004

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.